Investment in and loan to Merit Functional Foods Corporation (Narrative) (Details) - CAD ($)	1 Months Ended			11 Months Ended	12 Months Ended
	Oct. 31, 2021	Aug. 27, 2020	May 23, 2019	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Aug. 31, 2020
Investment In And Loan To Shareholders [Line Items]
Dilution gain of investment in Merit Foods					$ 961,164	$ 6,384,942	$ 0
Expected credit loss provision					83,000
Guarantee provided					1,250,000
Accounts payable and accrued liabilities					906,651	1,418,049
Royalty income					171,471	8,646	31,134
Burcon Holdings [Member]
Investment In And Loan To Shareholders [Line Items]
Amounts receivable				$ 0	124,359	0	0
Maximum liability under guarantees	$ 2,240,000				500,000
Royalty income					171,471	0	0
EDC Guarantors [Member]
Investment In And Loan To Shareholders [Line Items]
Guarantee provided	$ 5,050,000.00				$ 10,000,000
Contributive share percentage					44.44%
Merit Functional Foods Corporation [Member]
Investment In And Loan To Shareholders [Line Items]
Dilution gain of investment in Merit Foods					$ 961,164	6,384,942
Secured additional debt financing						$ 10,000,000
Term of loan					15 years	10-year
Interest rate on loan receivable					11.00%
Interest accretion				144,343	$ 343,503	$ 307,875
Expected credit loss provision					8,807	74,193
Management fee income					110,504	334,760	350,014
Sale of samples					287	524,321	114,766
Amounts receivable				110,594	1,210	66,709	110,594
Professional fees expense					9,415	10,720
Amount of debt financing package from syndicate of lenders						85,000,000
Letter of credit						6,500,000
Loan amount						$ 6,500,000
Interest rate on loan						5.00%
Financing package from Government of Canada						$ 99,200,000
Total investment into the project					7,600,000	7,900,000
Accounts payable and accrued liabilities
Merit Functional Foods Corporation [Member] | Subsequent events [Member]
Investment In And Loan To Shareholders [Line Items]
Cash injection by shareholders					10,000,000
Merit Functional Foods Corporation [Member] | Loan Agreement [Member]
Investment In And Loan To Shareholders [Line Items]
Capital loan advances					3,160,000
Interest income					0	$ 120,205	$ 0
Loan amount					6,500,000
Merit Functional Foods Corporation [Member] | Burcon Holdings [Member]
Investment In And Loan To Shareholders [Line Items]
Proportion of ownership interest	31.60%	33.30%	40.00%
Dilution gain of investment in Merit Foods					961,164
Merit Functional Foods Corporation [Member] | Burcon Holdings [Member] | Loan Agreement [Member]
Investment In And Loan To Shareholders [Line Items]
Capital loan advances					13,000,000
Merit Functional Foods Corporation [Member] | Other parties - one [Member]
Investment In And Loan To Shareholders [Line Items]
Proportion of ownership interests held by non-controlling interests			40.00%
Merit Functional Foods Corporation [Member] | Other parties - two [Member]
Investment In And Loan To Shareholders [Line Items]
Proportion of ownership interests held by non-controlling interests			20.00%
Merit Functional Foods Corporation [Member] | Each shareholder [Member]
Investment In And Loan To Shareholders [Line Items]
Capital loan advances					$ 32,500,000
Bunge Limited [Member] | Burcon Holdings [Member]
Investment In And Loan To Shareholders [Line Items]
Maximum liability under guarantees								$ 416,625
Bunge Limited [Member] | Merit Functional Foods Corporation [Member]
Investment In And Loan To Shareholders [Line Items]
Proportion of ownership interest	28.90%	25.00%
Capital loan advances		$ 30,000,000
Aggregate subscription price	$ 4,950,000